Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
At 1 January 2018	45	3	11	21	80
Exchange differences	2	—	—	—	2
Charged to income statement	—	103	—	3	106
Released to income statement	—	(2)	—	(5)	(7)
Utilised	(5)	(2)	(5)	(3)	(15)
Disposal through business disposal	—	—	(1)	—	(1)

At 31 December 2018	42	102	5	16	165

Summary of Analysis of Provisions

Analysis of provisions:

	2018
All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
Current	6	2	5	7	20
Non-current	36	100	—	9	145

	42	102	5	16	165

	2017
Current	5	1	11	8	25
Non-current	40	2	—	13	55

	45	3	11	21	80